Cullen International High Dividend Fund
Cullen International High Dividend Fund
Investment Objective

The Cullen International High Dividend Fund (the “International High Dividend Fund”) seeks current income and long-term capital appreciation. Current income is a primary objective and capital appreciation is a secondary objective.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International High Dividend Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Cullen International High Dividend Fund		Retail Class	Class C	Class I	Class R1	Class R2
Redemption Fee (as a percentage of amount redeemed)	[1]	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	You will be charged a 2% redemption fee if you redeem or exchange shares of the International High Dividend Fund within seven (7) days of purchase. The redemption fee is payable to the International High Dividend Fund and is intended to benefit the remaining shareholders by reducing the cost of short term trading. The International High Dividend Fund's Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Cullen International High Dividend Fund		Retail Class	Class C	Class I	Class R1	Class R2
Management Fee		1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%	0.25%
Other Expenses	[1]	0.28%	0.28%	0.28%	0.53%	0.53%
Acquired Fund Fees & Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.54%	2.29%	1.29%	2.04%	1.79%
Less Expense Reduction/Reimbursement	[3]	(0.28%)	(0.28%)	(0.28%)	(0.28%)	(0.28%)
Net Annual Fund Operating Expenses		1.26%	2.01%	1.01%	1.76%	1.51%
[1]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the International High Dividend Fund's statement of operations for its most recently completed fiscal year.
[2]	The Total Annual Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the International High Dividend Fund and does not include Acquired Fund Fees and Expenses.
[3]	Cullen Capital Management LLC (the "Adviser") has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses ("AFFE"), interest, taxes and extraordinary expenses) to not more than 1.25% for Retail Class shares, 2.00% for Class C shares, 1.00% for Class I shares, 1.75% for Class R1 shares and 1.50% for Class R2 shares, through October 31, 2014. The Adviser may, due to a recapture provision of the written expense limitation and reimbursement agreement (the "Agreement"), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the International High Dividend Fund to exceed existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the International High Dividend Fund or the Adviser prior to its termination date.

Expense Example

This example is intended to help you compare the cost of investing in the International High Dividend Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the International High Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the International High Dividend Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Cullen International High Dividend Fund (USD $)	1 Year	3 Years		5 Years		10 Years
Retail Class	128	459	[1]	813	[1]	1,809	[1]
Class C	204	688	[1]	1,199	[1]	2,600	[1]
Class I	103	381	[1]	680	[1]	1,530	[1]
Class R1	179	612	[1]	1,072	[1]	2,343	[1]
Class R2	154	536	[1]	943	[1]	2,079	[1]
[1]	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2014. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.

Portfolio Turnover

The International High Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International High Dividend Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International High Dividend Fund’s performance. During the most recent fiscal year, the International High Dividend Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The International High Dividend Fund invests, under normal circumstances, at least 80% of its net assets in high dividend paying common stocks of medium- and large-capitalization companies headquartered outside the United States and in American Depositary Receipts (“ADRs”). ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets or available through a U.S. broker or dealer. As a point of comparison, a high dividend paying common stock that the International High Dividend Fund would invest in would generally have a dividend yield greater than the average dividend yield of the equity securities in the MSCI EAFE Stock Index.

The International High Dividend Fund intends to diversify its investments across different countries, but the percentage of the International High Dividend Fund’s assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. As of September 30, 2013, the International High Dividend Fund was invested in approximately 19 different countries. The International High Dividend Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets. The International High Dividend Fund may consider investments in companies in any of the world’s developed stock markets, such as the United Kingdom and other stock markets in the European Union. The International High Dividend Fund also may consider investments in developed and emerging stock markets in the Far East, such as Hong Kong, China, Singapore, Korea, Taiwan, Malaysia and Thailand. Other developed and emerging stock markets such as Australia, New Zealand, South Africa, Canada and Mexico also may be considered.

The International High Dividend Fund generally invests substantially all of its assets in common stocks and ADRs but can invest in other equity securities, which can include convertible debt, exchange-traded funds (ETFs) that invest primarily in equity securities, warrants, rights, equity interests in real estate investment trusts (REITs), equity interests in master limited partnerships (MLPs), and preferred stocks. The International High Dividend Fund invests roughly similar amounts of its assets in each position in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced.

This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

The Fund will not engage in derivatives except to the extent that the writing of covered call options is deemed to involve derivatives.

Principal Risks

Like all investments, investing in the International High Dividend Fund involves risks, including the risk that you may lose part or all of the money you invest.

General Stock Risks. The International High Dividend Fund’s major risks are those of investing in the stock market, which can mean that the International High Dividend Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Periods of poor performance and declines in value of the International High Dividend Fund’s underlying equity investments can be caused, and also be further prolonged, by many circumstances that can confront the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditures, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the International High Dividend Fund invests. Stock markets worldwide have experienced significant volatility in recent periods as a result of market participants reacting to economic data and market indicators that have contradicted previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. In the future, market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the International High Dividend Fund’s shares. As a result, you could lose money investing in the International High Dividend Fund.

Medium-Capitalization Companies Risks. The International High Dividend Fund may invest in the stocks of medium-capitalization companies. Medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the International High Dividend Fund’s portfolio.

Value Style Investing Risks. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the International High Dividend Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investment.

Foreign Securities Risks. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

•	future political and economic developments,

•	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,

•	the possible establishment of exchange controls,

•	the possible seizure or nationalization of foreign investments, and

•	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the International High Dividend Fund if any of the following occur:

•	foreign stock markets decline in value,

•	the International High Dividend Fund has difficulty selling smaller capitalization or emerging market stocks during a market due to lower liquidity,

•	the value of a foreign currency declines relative to the U.S. dollar, or

•	political, social or economic instability in a foreign country causes the value of the International High Dividend Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies. ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency. There can be no assurance that the price of the depositary receipt will always track the price of the underlying foreign security.

Market Disruptions Risk; Sovereign Debt Crises Risks. Beginning in 2008 and continuing through much of 2009 and 2010, the global financial markets underwent pervasive and fundamental disruptions, resulting in substantial declines in valuation and liquidity in the global capital markets.  This global market turmoil, combined with a global reduction in the availability of credit, has led to an increased level of commercial and consumer delinquencies and contributed to a lack of consumer confidence, increased market volatility and reduction of business activity generally.  The resulting economic pressure on consumers and lack of confidence in the financial markets also adversely affected the equity markets. Consumer and business confidence remains fragile and subject to possible reversal for a variety of reasons, including high and growing debt levels by many consumers, business institutions and governments in the United States, certain countries in Europe and elsewhere around the world, and continued weakness in global job markets.  The securities of the United States, as well as several countries across Europe and Asia, have recently been, or are at risk of being, downgraded, and sovereign debt crises have persisted in certain countries in those regions.  These events and circumstances could result in further market disruptions that could adversely affect financial markets on a global basis.

Government Intervention Risk.  The global financial markets have in the past few years gone through pervasive and fundamental disruptions which have led to extensive and unprecedented governmental intervention.  Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions.  In addition, these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of the markets as well as previously successful investment strategies.

In response to the recent financial crises, the Obama Administration and the U.S. Congress proposed sweeping reform of the U.S. financial regulatory system. After over a year of debate, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) became law in July 2010. Because many provisions of the Dodd-Frank Act require rulemaking by the applicable regulators before becoming fully effective and the Dodd-Frank Act mandates multiple agency reports and studies (which could result in additional legislative or regulatory action), it is difficult to predict the impact of the Dodd-Frank Act on the Fund, the Adviser and the markets in which they trade and invest. The Dodd-Frank Act could result in certain investment strategies in which the Fund engages or may have otherwise engaged becoming non-viable or non-economic to implement.

Performance Information

The following performance information indicates some of the risks of investing in the shares of the International High Dividend Fund by showing the variability of the Retail Class’s returns (the class with the longest period of annual returns). The bar chart shows the total return of the International High Dividend Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis). The table shows the International High Dividend Fund’s average annual total return over time compared with a broad-based market index. Both the bar chart and table assume that all dividends and distributions are reinvested in the International High Dividend Fund. Remember, the International High Dividend Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cullenfunds.com or by calling 1-877-485-8586.

Year-by-Year Total Return as of December 31, 2012

The International High Dividend Fund’s 2013 year-to-date total return through September 30, 2013 was 8.87%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year

Highest Return	19.03%	Q2/2009

Lowest Return	-24.45%	Q4/2008

Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns Cullen International High Dividend Fund		1 Year	5 Years	Since Inception		Inception Date
Retail Class		16.97%	(3.97%)	3.50%	[1]	Dec. 15, 2005
Retail Class After Taxes on Distributions	[2]	15.98%	(4.91%)	2.38%	[1]
Retail Class Returns after taxes on distributions and sale of Fund shares		10.97%	(3.88%)	2.40%	[1]
Class C		16.10%	(4.66%)	2.77%	[1]	Dec. 15, 2005
Class I		17.21%	(3.73%)	3.79%	[1]	Dec. 15, 2005
Class R1		16.42%		6.54%	[1]	Mar. 03, 2010
Class R2		16.71%		6.84%	[1]	Mar. 04, 2010
MSCI EAFE Index (reflects no deduction of fees, expenses or taxes)		17.90%	(3.21%)	2.78%	[1]
[1]	The International High Dividend Fund Retail Class, Class I and Class C shares were first offered on December 15, 2005 and Class R1 and Class R2 shares were first offered on March 3, 2010 and March 4, 2010, respectively. The returns for the index have been calculated since the inception date of the Retail Class shares.
[2]	After-tax returns are shown for only Retail Class shares. After-tax returns for Class I, Class C, Class R1 and Class R2 shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred or tax-exempt arrangements such as 401(k) plans or IRAs.